CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues	¥ 328,822	$ 47,675	¥ 357,322	¥ 471,614
Cost of revenues	(103,057)	(14,942)	(92,393)	(265,436)
Gross profit	225,765	32,733	264,929	206,178
Operating expenses
Research and development	(154,476)	(22,397)	(206,722)	(174,597)
Sales and marketing	(98,324)	(14,256)	(116,415)	(102,319)
General and administrative	(105,404)	(15,282)	(79,922)	(119,087)
Total operating expenses	(358,204)	(51,935)	(403,059)	(396,003)
Loss from operations	(132,439)	(19,202)	(138,130)	(189,825)
Foreign exchange gain/(loss)	(2,866)	(416)	(3,376)	10
Interest income	2,321	337	6,597	6,131
Interest expense	(3,136)	(455)	(8,815)	(11,724)
Other (loss)/income	26,318	3,816	(2,908)	(30,814)
Change in fair value of structured deposits	59	9	20	1,233
Change in fair value of foreign currency swap contract	838	121	6,060
Loss before income taxes	(108,905)	(15,790)	(140,552)	(224,989)
Income tax (expenses)/benefits	455	66	(32)	(86)
Net loss	(108,450)	(15,724)	(140,584)	(225,075)
Less: net loss attributable to redeemable noncontrolling interests	(1,486)	(215)
Net loss attributable to Aurora Mobile Limited's shareholders	(106,964)	(15,509)	(140,584)	(225,075)
Net loss attributable to common shareholders	(106,964)	(15,509)	(140,584)	(225,075)
Other comprehensive income
Foreign currency translation adjustments	5,853	849	1,638	4,450
Total other comprehensive income, net of tax	5,853	849	1,638	4,450
Total comprehensive loss	(102,597)	(14,875)	(138,946)	(220,625)
Less: comprehensive loss attributable to redeemable noncontrolling interests	(1,486)	(215)
Comprehensive loss attributable to Aurora Mobile Limited's shareholders	(101,111)	(14,660)	(138,946)	(220,625)
Class A Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	(84,032)	(12,184)	(110,258)	(175,650)
Net loss attributable to common shareholders	¥ (84,032)	$ (12,184)	¥ (110,258)	¥ (175,650)
Net loss per share for class A and class B common shares:
Earnings Per Share, Basic | (per share)	¥ (1.35)	$ (0.2)	¥ (1.78)	¥ (2.91)
Earnings Per Share, Diluted | (per share)	¥ (1.35)	$ (0.2)	¥ (1.78)	¥ (2.91)
Shares used in net loss per share computation:
Common Shares - basic	62,296,172	62,296,172	61,809,501	60,415,978
Common Shares - diluted	62,296,172	62,296,172	61,809,501	60,415,978
Class B Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (22,932)	$ (3,325)	¥ (30,326)	¥ (49,425)
Net loss attributable to common shareholders	¥ (22,932)	$ (3,325)	¥ (30,326)	¥ (49,425)
Net loss per share for class A and class B common shares:
Earnings Per Share, Basic | (per share)	¥ (1.35)	$ (0.2)	¥ (1.78)	¥ (2.91)
Earnings Per Share, Diluted | (per share)	¥ (1.35)	$ (0.2)	¥ (1.78)	¥ (2.91)
Shares used in net loss per share computation:
Common Shares - basic	17,000,189	17,000,189	17,000,189	17,000,189
Common Shares - diluted	17,000,189	17,000,189	17,000,189	17,000,189